Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000055530
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 15,679	$ 16,164	$ 16,194	$ 17,139	$ 17,027	$ 16,471	$ 16,009	$ 16,368	$ 15,568	$ 16,088	$ 15,587	$ 15,155	$ 15,233	$ 14,471	$ 13,344	$ 13,768	$ 14,283	$ 14,868	$ 14,484	$ 13,869	$ 14,437	$ 14,052	$ 13,632	$ 14,061	$ 12,961	$ 13,208	$ 11,630	$ 10,993	$ 12,127	$ 12,882	$ 12,265	$ 13,471	$ 13,226	$ 14,136	$ 14,167	$ 14,614	$ 15,203	$ 14,511	$ 15,200	$ 14,757	$ 15,267	$ 15,042	$ 14,923	$ 15,136	$ 14,592	$ 14,185	$ 13,863	$ 13,542	$ 13,738	$ 13,087	$ 11,404	$ 11,880	$ 12,156	$ 11,599	$ 11,381	$ 11,024	$ 10,465	$ 9,812	$ 11,492	$ 12,434	$ 12,773	$ 12,400	$ 12,262	$ 11,857	$ 11,520	$ 11,739	$ 11,997	$ 11,331	$ 11,938	$ 11,591	$ 11,499	$ 11,241	$ 10,556	$ 11,123	$ 11,096	$ 12,057	$ 11,949	$ 12,219	$ 11,902	$ 12,072	$ 12,326	$ 12,142	$ 12,228	$ 12,883	$ 12,244	$ 12,099	$ 12,008	$ 11,817	$ 11,555	$ 11,554	$ 11,249	$ 11,238	$ 10,861	$ 10,584	$ 10,273	$ 10,168	$ 9,839	$ 9,591	$ 9,776	$ 10,025	$ 9,901	$ 9,862	$ 9,473	$ 9,736	$ 9,820	$ 9,556	$ 8,939	$ 9,247	$ 9,815	$ 10,030	$ 10,197	$ 9,508	$ 9,943	$ 10,778	$ 10,588	$ 10,909	$ 10,886	$ 10,520	$ 10,686	$ 10,073	$ 10,000
C000030373
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,023	16,510	16,537	17,499	17,381	16,812	16,338	16,701	15,882	16,409	15,895	15,452	15,530	14,750	13,601	14,030	14,552	15,146	14,751	14,123	14,699	14,304	13,875	14,311	13,187	13,436	11,828	11,179	12,331	13,096	12,466	13,690	13,439	14,361	14,392	14,844	15,438	14,733	15,430	14,978	15,493	15,261	15,138	15,352	14,797	14,383	14,055	13,726	13,924	13,262	11,554	12,035	12,313	11,748	11,524	11,159	10,592	9,930	11,628	12,580	12,919	12,541	12,399	11,987	11,646	11,865	12,123	11,448	12,059	11,707	11,612	11,349	10,656	11,227	11,196	12,165	12,055	12,323	12,001	12,171	12,424	12,236	12,320	12,977	12,330	12,181	12,087	11,893	11,628	11,625	11,315	11,303	10,919	10,641	10,325	10,218	9,884	9,633	9,815	10,065	9,939	9,898	9,507	9,770	9,852	9,586	8,965	9,272	9,839	10,054	10,219	9,528	9,961	10,796	10,604	10,924	10,897	10,527	10,692	10,077	10,000
C000164865
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 11,017	11,215	11,094	11,383	11,237	11,089	10,849	10,745	10,571	10,842	10,754	10,914	10,930	10,541	10,088	10,262	10,527	10,599	10,612	10,643	10,763	10,702	10,446	10,711	10,387	10,450	10,082	10,215	10,658	10,952	10,701	10,865	10,821	11,229	11,536	11,665	11,905	11,953	11,924	11,932	12,036	12,070	11,943	11,854	11,835	11,741	11,895	12,069	12,158	12,152	12,027	12,099	12,101	12,219	12,035	11,963	11,895	11,707	11,773	11,585	11,354	11,378	11,380	11,354	11,412	11,142	11,112	10,978	10,798	10,798	10,590	10,600	10,498	10,310	10,258	10,348	10,410	10,362	10,363	10,373	10,305	10,396	10,342	10,443	10,563	10,519	10,532	10,525	10,583	10,499	10,455	10,459	10,386	10,310	10,318	10,248	10,235	10,228	10,481	10,569	10,584	10,593	10,536	10,341	10,350	10,299	10,193	10,128	10,000	10,046	10,079	10,079	10,023	10,045	9,981	10,090	10,121	10,160	10,111	10,211	10,000
C000030374
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,270	11,475	11,347	11,642	11,490	11,335	11,087	10,978	10,799	11,075	10,983	11,142	11,156	10,757	10,292	10,467	10,736	10,808	10,819	10,848	10,966	10,904	10,640	10,908	10,577	10,637	10,261	10,394	10,844	11,140	10,883	11,046	11,001	11,411	11,722	11,850	12,092	12,135	12,107	12,110	12,214	12,246	12,114	12,021	12,000	11,902	12,055	12,229	12,316	12,310	12,178	12,251	12,248	12,366	12,176	12,100	12,030	11,836	11,902	11,709	11,474	11,494	11,496	11,468	11,524	11,248	11,215	11,079	10,893	10,891	10,679	10,688	10,584	10,392	10,337	10,426	10,486	10,433	10,436	10,441	10,372	10,459	10,403	10,503	10,623	10,575	10,587	10,576	10,633	10,545	10,502	10,501	10,425	10,347	10,353	10,281	10,264	10,255	10,509	10,595	10,607	10,613	10,554	10,357	10,363	10,310	10,202	10,134	10,005	10,048	10,079	10,079	10,023	10,045	9,981	10,090	10,121	10,160	10,111	10,211	10,000
C000164864
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 50,850	50,660	48,131	48,557	47,379	46,860	47,659	44,880	42,212	44,198	43,684	41,468	40,725	38,605	34,861	35,609	37,510	38,108	36,722	34,490	32,036	31,888	29,130	29,249	26,441	29,078	27,549	26,499	29,639	31,254	27,770	30,503	30,994	35,788	34,337	35,990	39,354	38,917	38,222	35,435	37,594	36,081	35,109	33,017	33,425	31,581	31,140	31,169	31,089	29,603	26,656	27,546	29,221	26,304	24,501	23,048	21,693	18,834	20,384	21,642	21,023	20,229	19,443	18,640	18,499	18,864	18,441	17,133	18,684	17,722	17,046	16,569	15,187	16,672	16,698	18,284	18,350	17,320	16,865	16,693	15,804	15,750	16,404	16,616	15,297	15,227	14,929	14,286	14,311	14,036	13,483	13,821	13,314	12,965	12,712	12,187	11,587	11,465	11,425	11,606	11,361	11,249	10,507	10,766	10,315	10,656	9,986	10,155	10,902	11,073	11,020	9,910	10,132	10,862	10,406	10,667	10,432	10,246	10,496	9,792	10,000
C000030370
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 52,046	51,830	49,233	49,656	48,443	47,903	48,710	45,859	43,123	45,141	44,610	42,337	41,570	39,398	35,571	36,325	38,258	38,860	37,439	35,155	32,646	32,490	29,673	29,789	26,924	29,601	28,038	26,964	30,155	31,790	28,239	31,016	31,506	36,373	34,891	36,561	39,972	39,520	38,806	35,969	38,152	36,609	35,617	33,489	33,897	32,020	31,566	31,593	31,506	29,993	27,004	27,902	29,595	26,632	24,802	23,325	21,948	19,056	20,617	21,886	21,257	20,449	19,651	18,837	18,688	19,052	18,621	17,296	18,859	17,882	17,197	16,713	15,315	16,809	16,832	18,427	18,489	17,447	16,986	16,807	15,908	15,850	16,506	16,718	15,385	15,313	15,008	14,361	14,382	14,102	13,542	13,883	13,369	13,016	12,759	12,231	11,625	11,502	11,459	11,636	11,388	11,272	10,526	10,782	10,329	10,666	9,995	10,162	10,907	11,077	11,020	9,910	10,132	10,862	10,406	10,667	10,432	10,246	10,496	9,792	10,000
C000030372
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 20,121	21,952	19,795	20,094	19,963	20,275	18,408	18,588	17,709	19,052	18,399	17,420	18,130	16,162	14,824	15,914	16,913	17,805	16,802	15,545	15,704	15,996	16,799	17,088	15,581	16,667	16,285	14,673	16,235	16,583	15,023	16,376	16,354	18,152	17,938	17,755	19,640	19,217	20,058	19,249	19,836	19,412	20,144	19,778	19,740	19,348	19,157	18,038	17,182	15,820	13,362	13,089	13,546	12,827	12,483	12,067	11,338	9,973	12,739	13,920	14,389	13,997	13,451	13,111	12,849	13,522	13,447	12,566	13,634	13,190	13,481	12,819	11,528	13,090	12,887	14,464	14,829	14,220	13,978	13,886	13,098	12,991	12,833	13,356	13,020	13,077	12,714	12,612	11,877	12,036	11,951	11,561	11,804	11,679	11,671	11,454	11,411	11,110	9,999	10,500	10,392	10,217	9,645	9,650	9,446	9,305	8,621	8,625	9,460	9,968	9,663	9,153	9,633	10,286	10,419	10,353	10,131	10,406	10,236	9,668	10,000
C000030371
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,563	22,430	20,222	20,525	20,386	20,704	18,791	18,975	18,073	19,440	18,771	17,769	18,490	16,480	15,115	16,223	17,237	18,144	17,118	15,837	15,995	16,289	17,106	17,396	15,858	16,962	16,569	14,926	16,513	16,864	15,275	16,649	16,623	18,449	18,226	18,039	19,951	19,517	20,371	19,543	20,136	19,702	20,444	20,067	20,027	19,625	19,427	18,290	17,420	16,038	13,542	13,265	13,724	12,994	12,643	12,220	11,479	10,095	12,895	14,088	14,560	14,160	13,607	13,261	12,992	13,672	13,593	12,702	13,778	13,324	13,616	12,947	11,641	13,214	13,006	14,596	14,961	14,343	14,095	13,998	13,202	13,091	12,929	13,455	13,113	13,167	12,799	12,696	11,952	12,111	12,022	11,626	11,869	11,742	11,730	11,509	11,465	11,160	10,042	10,542	10,432	10,254	9,678	9,681	9,474	9,330	8,642	8,645	9,481	9,987	9,680	9,168	9,647	10,298	10,430	10,361	10,138	10,411	10,240	9,669	10,000
C000030367
Account Value [Line Items]
Line Graph and Table Measure Name	CVT S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index Portfolio
Account Value	$ 33,233	34,051	32,170	32,472	31,800	31,053	30,686	29,633	28,240	29,453	28,540	27,101	26,662	25,506	23,376	23,886	25,091	25,503	24,714	23,188	23,095	22,746	21,948	22,502	21,173	22,475	21,290	19,700	21,703	22,633	20,726	22,600	22,563	24,724	23,844	24,583	25,929	24,820	24,999	23,367	24,513	23,796	23,250	22,725	22,575	21,434	20,535	19,986	20,192	19,449	17,530	18,012	18,726	17,475	16,544	16,228	15,492	13,731	15,672	17,085	17,098	16,601	16,022	15,687	15,400	15,655	15,436	14,422	15,406	14,809	14,531	14,082	13,037	14,337	14,054	15,090	15,009	14,540	14,021	13,939	13,615	13,568	13,928	14,466	13,685	13,539	13,138	12,843	12,585	12,551	12,302	12,228	12,062	11,941	11,931	11,477	11,268	11,053	10,660	10,862	10,865	10,853	10,471	10,444	10,263	10,227	9,580	9,592	10,098	10,264	10,237	9,442	9,686	10,312	10,102	10,306	10,179	10,085	10,250	9,696	10,000
C000053062
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 23,850	25,689	23,619	23,798	23,539	23,571	22,287	22,655	21,710	23,112	21,895	20,676	21,047	19,368	17,856	18,870	19,926	20,529	19,723	18,076	18,681	18,837	19,467	19,831	18,161	19,232	18,131	16,413	18,083	18,672	16,848	18,650	18,518	19,944	19,680	19,473	20,997	19,988	20,601	19,464	20,277	19,897	19,838	20,053	20,022	19,169	18,320	17,157	16,909	15,879	13,899	13,610	14,075	13,602	13,007	12,849	11,977	10,494	13,167	14,556	14,953	14,551	14,136	13,983	13,572	14,174	14,015	13,024	14,160	13,619	13,704	13,151	11,909	13,434	13,032	14,414	14,581	14,135	13,897	13,846	13,302	13,343	13,226	13,847	13,467	13,443	12,970	12,689	12,218	12,414	12,310	12,119	12,184	12,089	12,142	11,837	11,646	11,403	10,562	10,861	10,936	10,889	10,447	10,405	10,177	10,060	9,276	9,152	9,709	10,138	10,010	9,480	9,803	10,389	10,380	10,527	10,350	10,512	10,382	9,881	10,000
C000030368
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,376	26,260	24,141	24,319	24,050	24,078	22,762	23,134	22,168	23,594	22,348	21,100	21,475	19,758	18,212	19,245	20,318	20,931	20,105	18,423	19,036	19,191	19,830	20,198	18,494	19,582	18,456	16,706	18,403	18,998	17,140	18,970	18,831	20,279	20,008	19,793	21,339	20,310	20,930	19,771	20,594	20,205	20,141	20,355	20,322	19,450	18,588	17,406	17,153	16,104	14,094	13,798	14,267	13,786	13,181	13,018	12,132	10,629	13,332	14,735	15,137	14,726	14,303	14,145	13,727	14,333	14,169	13,166	14,311	13,762	13,843	13,282	12,027	13,561	13,153	14,545	14,711	14,259	14,015	13,961	13,410	13,449	13,327	13,950	13,564	13,539	13,062	12,775	12,299	12,493	12,386	12,191	12,254	12,156	12,208	11,898	11,705	11,459	10,611	10,908	10,982	10,932	10,486	10,443	10,211	10,090	9,302	9,176	9,733	10,160	10,028	9,496	9,817	10,402	10,393	10,537	10,357	10,518	10,387	9,883	10,000
C000125701
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 17,154	17,844	17,040	17,420	17,138	16,967	16,469	16,246	15,599	16,290	15,815	15,287	15,295	14,544	13,496	13,870	14,549	14,912	14,495	13,829	13,937	13,782	13,460	13,769	13,224	13,574	13,097	12,714	13,481	13,845	13,286	13,858	13,832	14,637	14,514	14,826	15,547	15,040	15,313	14,575	15,212	14,897	14,672	14,486	14,383	13,919	13,572	13,341	13,418	13,019	12,266	12,509	12,857	12,389	12,104	12,073	11,877	11,573	12,250	13,028	13,135	12,806	12,496	12,289	12,084	12,321	12,252	11,635	12,227	11,859	11,716	11,435	11,017	11,547	11,454	12,239	12,262	12,027	11,737	11,719	11,546	11,583	11,725	12,342	11,910	11,805	11,558	11,381	11,155	11,155	10,973	10,881	10,771	10,655	10,613	10,350	10,186	9,991	9,771	9,966	9,984	9,984	9,759	9,869	9,783	9,747	9,356	9,375	9,649	9,831	9,843	9,482	9,614	10,253	10,114	10,313	10,247	10,187	10,265	9,880	10,000
C000125702
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 16,699	17,296	16,632	17,013	16,746	16,541	16,078	15,873	15,307	15,928	15,527	15,134	15,158	14,474	13,530	13,888	14,498	14,796	14,462	13,924	14,026	13,888	13,546	13,866	13,321	13,590	13,125	12,846	13,567	13,949	13,435	13,935	13,914	14,684	14,656	14,968	15,600	15,128	15,357	14,729	15,306	15,038	14,825	14,640	14,524	14,118	13,850	13,658	13,727	13,370	12,601	12,848	13,149	12,722	12,421	12,361	12,141	11,807	12,501	13,182	13,222	12,955	12,702	12,496	12,320	12,437	12,379	11,801	12,288	11,976	11,814	11,574	11,152	11,619	11,529	12,217	12,249	12,046	11,812	11,800	11,616	11,673	11,768	12,286	11,951	11,856	11,654	11,509	11,327	11,315	11,152	11,071	10,964	10,852	10,821	10,583	10,433	10,270	10,114	10,314	10,301	10,301	10,052	10,046	9,964	9,902	9,502	9,508	9,771	9,944	9,957	9,593	9,722	10,253	10,117	10,302	10,259	10,204	10,272	9,938	10,000
C000125703
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 15,620	16,092	15,577	15,944	15,690	15,510	15,093	14,930	14,472	14,979	14,684	14,488	14,504	13,915	13,114	13,385	13,903	14,139	13,895	13,492	13,621	13,507	13,126	13,416	12,959	13,149	12,731	12,609	13,219	13,560	13,110	13,553	13,495	14,185	14,257	14,540	15,099	14,751	14,918	14,423	14,897	14,695	14,494	14,329	14,243	13,891	13,719	13,618	13,719	13,424	12,720	12,961	13,203	12,864	12,567	12,484	12,263	11,918	12,546	13,051	13,030	12,823	12,629	12,459	12,337	12,337	12,290	11,804	12,134	11,898	11,723	11,527	11,135	11,500	11,412	11,979	12,020	11,851	11,662	11,656	11,448	11,545	11,617	12,046	11,812	11,727	11,571	11,449	11,322	11,290	11,149	11,086	10,990	10,875	10,856	10,652	10,531	10,388	10,318	10,503	10,490	10,490	10,267	10,184	10,114	10,050	9,674	9,661	9,878	10,025	10,032	9,700	9,794	10,206	10,081	10,256	10,231	10,194	10,237	9,994	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	16,985	17,082	18,064	17,899	17,335	16,841	17,117	16,479	16,912	16,374	16,079	15,987	15,181	13,891	14,478	14,990	15,587	15,099	14,442	15,080	14,666	14,311	14,616	13,521	13,510	12,143	11,523	12,712	13,346	12,713	14,013	13,909	14,871	14,776	15,042	15,805	15,035	15,769	15,391	15,851	15,576	15,460	15,636	15,142	14,700	14,369	14,054	14,205	13,574	11,752	12,241	12,568	11,953	11,681	11,296	10,825	10,168	11,734	12,900	13,176	12,761	12,619	12,181	11,842	12,157	12,313	11,623	12,210	11,876	11,801	11,508	10,798	11,349	11,364	12,346	12,240	12,481	12,181	12,332	12,615	12,334	12,560	13,154	12,526	12,328	12,200	12,017	11,726	11,730	11,401	11,421	11,017	10,744	10,456	10,308	10,018	9,687	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,621	9,033	9,201	9,919	10,054	10,213	9,472	9,979	10,772	10,552	10,860	10,916	10,488	10,650	10,049	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	16,985	17,082	18,064	17,899	17,335	16,841	17,117	16,479	16,912	16,374	16,079	15,987	15,181	13,891	14,478	14,990	15,587	15,099	14,442	15,080	14,666	14,311	14,616	13,521	13,510	12,143	11,523	12,712	13,346	12,713	14,013	13,909	14,871	14,776	15,042	15,805	15,035	15,769	15,391	15,851	15,576	15,460	15,636	15,142	14,700	14,369	14,054	14,205	13,574	11,752	12,241	12,568	11,953	11,681	11,296	10,825	10,168	11,734	12,900	13,176	12,761	12,619	12,181	11,842	12,157	12,313	11,623	12,210	11,876	11,801	11,508	10,798	11,349	11,364	12,346	12,240	12,481	12,181	12,332	12,615	12,334	12,560	13,154	12,526	12,328	12,200	12,017	11,726	11,730	11,401	11,421	11,017	10,744	10,456	10,308	10,018	9,687	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,621	9,033	9,201	9,919	10,054	10,213	9,472	9,979	10,772	10,552	10,860	10,916	10,488	10,650	10,049	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: NASDAQ-100
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 54,753	54,503	51,753	52,179	50,873	50,280	51,094	48,081	45,193	47,288	46,713	44,316	43,495	41,205	37,182	37,955	39,962	40,572	39,071	36,670	34,037	33,862	30,913	31,028	28,038	30,812	29,174	28,050	31,358	33,046	29,348	32,231	32,732	37,772	36,221	37,945	41,465	40,978	40,220	37,262	39,509	37,897	36,859	34,642	35,051	33,093	32,613	32,625	32,520	30,940	27,848	28,757	30,486	27,425	25,534	24,005	22,580	19,595	21,201	22,500	21,844	21,005	20,177	19,332	19,174	19,537	19,086	17,723	19,315	18,309	17,600	17,098	15,663	17,180	17,196	18,818	18,873	17,804	17,326	17,138	16,218	16,151	16,813	17,020	15,658	15,577	15,262	14,597	14,614	14,323	13,750	14,087	13,561	13,197	12,932	12,391	11,773	11,640	11,590	11,765	11,507	11,385	10,627	10,877	10,414	10,749	10,066	10,230	10,975	11,140	11,078	9,959	10,177	10,903	10,442	10,698	10,456	10,263	10,507	9,797	10,000
EATON VANCE Index: NASDAQ-100
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 54,753	54,503	51,753	52,179	50,873	50,280	51,094	48,081	45,193	47,288	46,713	44,316	43,495	41,205	37,182	37,955	39,962	40,572	39,071	36,670	34,037	33,862	30,913	31,028	28,038	30,812	29,174	28,050	31,358	33,046	29,348	32,231	32,732	37,772	36,221	37,945	41,465	40,978	40,220	37,262	39,509	37,897	36,859	34,642	35,051	33,093	32,613	32,625	32,520	30,940	27,848	28,757	30,486	27,425	25,534	24,005	22,580	19,595	21,201	22,500	21,844	21,005	20,177	19,332	19,174	19,537	19,086	17,723	19,315	18,309	17,600	17,098	15,663	17,180	17,196	18,818	18,873	17,804	17,326	17,138	16,218	16,151	16,813	17,020	15,658	15,577	15,262	14,597	14,614	14,323	13,750	14,087	13,561	13,197	12,932	12,391	11,773	11,640	11,590	11,765	11,507	11,385	10,627	10,877	10,414	10,749	10,066	10,230	10,975	11,140	11,078	9,959	10,177	10,903	10,442	10,698	10,456	10,263	10,507	9,797	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678	10,000
EATON VANCE Index: S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208	10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888	10,000
EATON VANCE Index: S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208	10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888	10,000
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModAgg
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive
Account Value	$ 18,736	19,119	18,549	18,976	18,575	18,327	18,015	17,652	17,045	17,551	17,110	16,573	16,486	15,775	14,583	14,977	15,537	15,903	15,448	14,778	14,910	14,708	14,281	14,631	13,984	14,250	13,653	13,324	14,075	14,440	13,925	14,585	14,591	15,466	15,496	15,825	16,534	16,033	16,344	15,715	16,262	15,942	15,819	15,633	15,426	14,887	14,608	14,379	14,441	13,938	12,920	13,179	13,464	13,024	12,728	12,585	12,401	12,106	12,642	13,407	13,479	13,110	12,861	12,572	12,364	12,543	12,508	11,869	12,408	12,083	11,913	11,674	11,112	11,680	11,537	12,288	12,244	12,162	11,870	11,922	11,895	11,813	12,000	12,470	11,954	11,789	11,609	11,410	11,246	11,189	10,934	10,892	10,676	10,524	10,417	10,172	9,946	9,772	9,759	9,902	9,850	9,824	9,585	9,763	9,750	9,628	9,185	9,203	9,667	9,812	9,880	9,455	9,636	10,321	10,244	10,456	10,467	10,230	10,336	9,921	10,000
EATON VANCE Index: Growth Portfolio Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Portfolio Blended Benchmark
Account Value	$ 23,159	23,812	22,871	23,307	22,912	22,400	21,903	21,515	20,708	21,508	20,954	20,290	20,188	19,231	17,774	18,244	19,012	19,393	18,887	18,014	18,160	17,944	17,533	17,960	16,903	17,544	16,591	15,723	17,119	17,770	16,605	17,837	17,842	19,200	18,868	19,273	20,265	19,592	19,915	19,040	19,724	19,339	19,058	18,780	18,617	17,912	17,486	17,140	17,237	16,658	15,133	15,458	15,879	15,139	14,545	14,250	13,709	12,533	14,075	14,997	14,996	14,673	14,340	14,069	13,867	14,002	13,896	13,195	13,770	13,399	13,204	12,887	12,079	12,871	12,688	13,468	13,465	13,207	12,903	12,861	12,664	12,604	12,756	13,194	12,743	12,629	12,380	12,194	11,991	11,956	11,758	11,694	11,542	11,408	11,362	11,067	10,893	10,693	10,508	10,714	10,692	10,691	10,341	10,324	10,223	10,139	9,594	9,613	10,048	10,193	10,192	9,608	9,836	10,347	10,181	10,368	10,300	10,233	10,307	9,907	10,000
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModCon
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative
Account Value	$ 16,868	17,185	16,759	17,140	16,815	16,572	16,276	15,991	15,517	15,946	15,612	15,289	15,234	14,614	13,673	14,001	14,471	14,744	14,426	13,962	14,087	13,921	13,528	13,833	13,310	13,486	12,988	12,819	13,455	13,783	13,348	13,875	13,839	14,567	14,691	14,969	15,543	15,200	15,408	14,962	15,381	15,157	15,029	14,867	14,710	14,296	14,134	14,015	14,081	13,701	12,882	13,098	13,316	12,997	12,715	12,578	12,414	12,133	12,600	13,150	13,146	12,879	12,695	12,472	12,330	12,387	12,353	11,845	12,199	11,959	11,783	11,605	11,127	11,525	11,399	11,970	11,951	11,876	11,659	11,697	11,662	11,619	11,740	12,100	11,751	11,617	11,487	11,337	11,224	11,160	10,958	10,927	10,746	10,613	10,532	10,330	10,152	10,015	10,059	10,188	10,148	10,126	9,906	9,979	9,968	9,858	9,466	9,465	9,808	9,921	9,978	9,623	9,756	10,263	10,188	10,369	10,383	10,213	10,280	9,989	10,000
EATON VANCE Index: Moderate Growth Portfolio Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Growth Portfolio Blended Benchmark
Account Value	$ 20,443	20,968	20,254	20,660	20,326	19,907	19,467	19,154	18,514	19,177	18,743	18,306	18,237	17,415	16,207	16,600	17,241	17,540	17,169	16,532	16,672	16,492	16,110	16,504	15,626	16,114	15,300	14,679	15,847	16,418	15,471	16,436	16,418	17,546	17,389	17,726	18,531	18,042	18,272	17,619	18,156	17,875	17,629	17,399	17,266	16,712	16,428	16,207	16,302	15,853	14,634	14,899	15,227	14,667	14,161	13,912	13,470	12,482	13,708	14,374	14,323	14,073	13,815	13,595	13,450	13,492	13,404	12,822	13,226	12,935	12,739	12,491	11,829	12,404	12,248	12,870	12,882	12,667	12,430	12,401	12,231	12,201	12,306	12,667	12,338	12,238	12,045	11,897	11,746	11,699	11,532	11,483	11,346	11,223	11,187	10,938	10,794	10,631	10,527	10,708	10,690	10,691	10,395	10,348	10,266	10,190	9,727	9,730	10,057	10,181	10,185	9,708	9,881	10,295	10,149	10,320	10,269	10,220	10,271	9,962	10,000
EATON VANCE Index: S&P Glbl LrgMidCap MgdRisk-Con
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Conservative
Account Value	$ 15,921	16,208	15,848	16,206	15,915	15,692	15,405	15,155	14,743	15,135	14,850	14,623	14,582	14,007	13,217	13,502	13,929	14,160	13,904	13,536	13,657	13,509	13,141	13,420	12,963	13,092	12,645	12,556	13,133	13,440	13,049	13,510	13,452	14,099	14,268	14,520	15,029	14,760	14,921	14,561	14,919	14,741	14,612	14,460	14,328	13,973	13,869	13,802	13,870	13,553	12,843	13,035	13,216	12,961	12,690	12,559	12,406	12,138	12,573	13,012	12,972	12,754	12,603	12,412	12,303	12,304	12,270	11,827	12,091	11,892	11,714	11,565	11,130	11,444	11,323	11,804	11,798	11,727	11,547	11,579	11,539	11,515	11,605	11,914	11,646	11,526	11,421	11,295	11,208	11,140	10,965	10,940	10,776	10,652	10,585	10,406	10,252	10,134	10,208	10,330	10,297	10,281	10,071	10,089	10,080	9,983	9,617	9,605	9,875	9,975	10,025	9,707	9,815	10,233	10,160	10,325	10,341	10,203	10,252	10,022	10,000
EATON VANCE Index: Moderate Portfolio Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Portfolio Blended Benchmark
Account Value	$ 17,965	$ 18,380	$ 17,857	$ 18,232	$ 17,952	$ 17,612	$ 17,226	$ 16,977	$ 16,478	$ 17,022	$ 16,691	$ 16,443	$ 16,403	$ 15,702	$ 14,714	$ 15,039	$ 15,569	$ 15,796	$ 15,541	$ 15,109	$ 15,242	$ 15,095	$ 14,740	$ 15,102	$ 14,386	$ 14,741	$ 14,052	$ 13,650	$ 14,614	$ 15,110	$ 14,361	$ 15,091	$ 15,054	$ 15,976	$ 15,970	$ 16,246	$ 16,887	$ 16,557	$ 16,706	$ 16,250	$ 16,657	$ 16,467	$ 16,254	$ 16,067	$ 15,961	$ 15,542	$ 15,384	$ 15,276	$ 15,370	$ 15,039	$ 14,110	$ 14,319	$ 14,559	$ 14,171	$ 13,749	$ 13,545	$ 13,199	$ 12,401	$ 13,324	$ 13,754	$ 13,657	$ 13,476	$ 13,286	$ 13,115	$ 13,023	$ 12,979	$ 12,908	$ 12,440	$ 12,686	$ 12,470	$ 12,273	$ 12,090	$ 11,570	$ 11,941	$ 11,812	$ 12,288	$ 12,314	$ 12,139	$ 11,963	$ 11,946	$ 11,803	$ 11,800	$ 11,862	$ 12,151	$ 11,937	$ 11,850	$ 11,710	$ 11,598	$ 11,496	$ 11,438	$ 11,302	$ 11,269	$ 11,146	$ 11,033	$ 11,007	$ 10,803	$ 10,689	$ 10,563	$ 10,539	$ 10,694	$ 10,681	$ 10,684	$ 10,442	$ 10,366	$ 10,303	$ 10,235	$ 9,858	$ 9,844	$ 10,062	$ 10,165	$ 10,174	$ 9,806	$ 9,925	$ 10,242	$ 10,116	$ 10,270	$ 10,237	$ 10,206	$ 10,235	$ 10,017	$ 10,000